Condensed Financial Information of the Parent Company - Schedule of Statements of Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Selling, general and administrative expenses	$ 466,324	$ 823,543	$ 591,167
Total operating expenses	869,774	1,274,372	749,426
Operating income (loss)	(603,021)	(466,067)	17,553,257
Other income (expenses)	367,133	301,751	(89,948)
Interest income	85,114	190,818	102,568
Net income (loss) attributable to shareholders of Sinovac	(99,918)	113,866	8,467,480
Preferred stock dividends	(5,982)	(5,982)	(5,982)
Net income (loss) attributable to common shareholders of Sinovac	(105,900)	107,884	8,461,498
- Net income attributable to shareholders of Sinovac	(99,918)	113,866	8,467,480
Foreign currency translation adjustments	(280,426)	(859,045)	193,098
Comprehensive income/loss attributable to shareholders of Sinovac	(206,697)	(400,032)	8,578,177
Parent Company
Selling, general and administrative expenses	11,418	9,362	15,148
Total operating expenses	11,418	9,362	15,148
Operating income (loss)	(11,418)	(9,362)	(15,148)
Other income (expenses)	1,981	(40)	94
Interest income	837	768	248
Equity earnings (losses) of subsidiaries, net of tax	(91,318)	122,500	8,482,286
Net income (loss) attributable to shareholders of Sinovac	(99,918)	113,866	8,467,480
Preferred stock dividends	(5,982)	(5,982)	(5,982)
Net income (loss) attributable to common shareholders of Sinovac	(105,900)	107,884	8,461,498
- Net income attributable to shareholders of Sinovac	(99,918)	113,866	8,467,480
Foreign currency translation adjustments	(106,779)	(513,898)	110,697
Comprehensive income/loss attributable to shareholders of Sinovac	$ (206,697)	$ (400,032)	$ 8,578,177